PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net
Cost	$ 2,910,638	$ 2,712,531
Less: accumulated depreciation and amortization	(729,741)	(605,074)
Property and equipment, net	2,180,897	2,107,457
Buildings [Member]
Property and Equipment, Net
Cost	2,328,832	2,320,265
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	196,428	199,098
Leasehold improvements [Member]
Property and Equipment, Net
Cost	126,538	109,834
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,615	2,602
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 256,225	$ 80,732